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THIS FILING REFLECTS INFORMATION REPORTED ON THE FORM 13F FILED ON MAY 15, 2002
PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST
WAS DENIED ON OCTOBER 9, 2002.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------

   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.*

Institutional Investment Manager Filing this Report:

   Name:         Scepter Holdings, Inc.
                 ----------------------------------------
   Address:      800 Brazos, Suite 1100, Austin, TX 78701
                 ----------------------------------------

Form 13F File Number: 28-10108
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Holloway
         -------------------------------
Title:   Authorized Signatory
         -------------------------------
Phone:   972-237-2922
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William Holloway           Fort Worth, TX     October 18, 2002
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 2
                                        --------------------

Form 13F Information Table Entry Total:           24
                                        --------------------

Form 13F Information Table Value Total:      945,393
                                        --------------------
                                            (thousands)

* This filing amends the Form 13F of Scepter Holdings, Inc. ("Scepter") for the quarter ended March 31, 2002, as filed with the Commission on May 15, 2002, by adding Geoffrey Raynor as an institutional investment manager on whose behalf Scepter is reporting and as an "Other Manager" with respect to the securities holdings listed on the Information Table in that report.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1            28-10109                  Amalgamated Gadget, L.P.
    ------       -----------------         ---------------------------------
    2                                      Geoffrey Raynor
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
-------------------------   ---------------- --------- -------- ----------------------- ------------ ---------- -------------------
                                                                 SHARES OR
                                               CUSIP    VALUE    PRINCIPAL  SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    NUMBER  (x$1000)    AMOUNT   PRN   CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------------   ---------------- --------- -------- ----------- ----- ----- ------------ ----------  ----- ------- ----
AES CORP                    COM              00130H105  225,208  25,023,100  SH           DEFINED       1, 2       X
ALZA CORP DEL               NOTE 7/1         022615AC2  257,910 156,000,000  PRN          DEFINED       1, 2       X
AMERITRADE HLDG CORP        NOTE 5.750% 8/0  03072HAB5    3,896   4,860,000  PRN          DEFINED       1, 2       X
ANNTAYLOR STORES CORP       SDCV 0.550% 6/1  036115AC7   27,081  41,750,000  PRN          DEFINED       1, 2       X
BUDGET GROUP INC            CL A             119003101        1         100  SH           DEFINED        2         X
BUDGET GROUP INC            CL A             119003101       19      66,300  SH           DEFINED       1, 2       X
CIENA CORP                  NOTE 3.750% 2/0  171779AA9   29,002  46,000,000  PRN          DEFINED       1, 2       X
CNF TR I                    TECONS SER A     12612V205    7,336     158,000  SH           DEFINED       1, 2       X
CURAGEN CORP                SDCV 6.000% 2/0  23126RAC5    2,937   4,000,000  PRN          DEFINED       1, 2       X
DOUBLECLICK INC             NOTE 4.750% 3/1  258609AC0   37,634  46,320,000  PRN          DEFINED       1, 2       X
FOUR SEASONS HOTEL INC      NOTE 9/2         35100EAD6   28,132  85,000,000  PRN          DEFINED       1, 2       X
GENESCO INC                 NOTE 5.500% 4/1  371532AL6   23,279  17,625,000  PRN          DEFINED       1, 2       X
INTERPUBLIC GROUP COS INC   NOTE 1.800% 9/1  460690AF7   71,738  72,075,000  PRN          DEFINED       1, 2       X
I2 TECHNOLOGIES INC         NOTE 5.250% 12/1 465754AF6   27,444  37,309,000  PRN          DEFINED       1, 2       X
LEVEL 3 COMMUNICATIONS INC  COM              52729N100   10,436   2,931,500  SH           DEFINED       1, 2       X
LEVEL 3 COMMUNICATIONS INC  NOTE 6.000% 9/1  52729NAG5    4,880  22,000,000  PRN          DEFINED       1, 2       X
LEVEL 3 COMMUNICATIONS INC  NOTE 6.000% 3/1  52729NAS9    5,543  24,000,000  PRN          DEFINED       1, 2       X
MPOWER HOLDING CORP         PFD CV D 7.25%   62473L200       43     936,000  SH           DEFINED       1, 2       X
OFFICE DEPOT INC            NOTE 12/1        676220AA4  130,952 144,113,000  PRN          DEFINED       1, 2       X
ONI SYSTEMS CORP            NOTE 5.000% 10/1 68273FAA1   23,513  31,350,000  PRN          DEFINED       1, 2       X
PERSONNEL GROUP AMER INC    NOTE 5.750% 7/0  715338AE9    4,490   9,553,000  PRN          DEFINED       1, 2       X
TRIQUINT SEMICONDUCTOR INC  NOTE 4.000% 3/0  89674KAB9   16,343  21,900,000  PRN          DEFINED       1, 2       X
UNITEDGLOBALCOM             CL A             913247508    1,191     220,236  SH           DEFINED       1, 2       X
VIROPHARMA INC              NOTE 6.000% 3/0  928241AC2    6,385  18,050,000  PRN          DEFINED       1, 2       X